Components of Tier 1 and Total Risk-Based Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	$ 15,389	[1]	$ 13,597	[1],[2]
Total Tier 2 capital	2,044	[1]	2,957	[1],[2]
Total risk-based capital	17,433	[1]	16,554	[1],[2]
Total risk-weighted assets	102,255	[1]	101,407	[1],[2]
Average assets for leverage capital purposes	296,484	[1]	235,905	[1],[2]
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	33,417	[1]	32,354	[1],[2]
Trust Preferred Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,659	[1]	1,676	[1],[2]
Goodwill And Other Intangibles
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(20,630)	[1],[3]	(21,297)	[1],[2],[3]
Pensions/Cash Flow Hedges
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	1,426	[1]	1,053	[1],[2]
Securities Valuation Allowance
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(450)	[1]	(170)	[1],[2]
Merchant Banking Investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(33)	[1]	(19)	[1],[2]
Qualifying Unrealized Gains on Equity Securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	2	[1]	5	[1],[2]
Subordinated Debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,545	[1]	2,381	[1],[2]
Qualifying Allowance For Credit Losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	$ 497	[1]	$ 571	[1],[2]

[1]	On a regulatory basis as determined under Basel I guidelines.
[2]	Includes discontinued operations.
[3]	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.